Related Party Transactions - Schedule of Consolidated Balance Sheet and Maximum Exposure to Loss Result of Providing Guarantee (Details) - Nanjing Baishi Cloud [Member]	Jun. 30, 2025 USD ($)
Related Party Transaction [Line Items]
Carrying Amount
Maximum exposure to loss	$ 6,343,690